Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Plant and machinery	$ 1,888,430	$ 1,915,160
Automobiles	135,450	137,367
Office and computer equipment	22,372	22,689
Total property and equipment	2,046,252	2,075,216
Less: Accumulated depreciation	(1,773,920)	(1,418,376)
Property and equipment, net	$ 272,332	$ 656,840